Other Financial Expenses, Net (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other Income and Expenses [Abstract]
Yard cost cover expense	$ (5.6)	$ (5.4)	$ (11.2)	$ (10.9)
Bank commitment, guarantee and other fees	(0.9)	(0.8)	(1.9)	(1.2)
Foreign exchange loss	(0.2)	(3.2)	(2.3)	(1.6)
Other financial expense	0.6	(0.3)	(0.9)	(0.3)
Unrealized gain on marketable securities	0.3	0.0	0.3	0.0
Total	$ (5.8)	(9.7)	(16.0)	$ (14.0)
Premium paid convertible bonds repurchased		$ 2.3	$ 2.3